Financial assets and liabilities - Additional Information Borrowings (Details) $ / shares in Units, $ / shares in Units, $ in Thousands, $ in Millions							1 Months Ended				6 Months Ended			12 Months Ended
	Dec. 30, 2025 USD ($) shares	Dec. 30, 2025 USD ($) shares $ / shares	Mar. 08, 2023	Dec. 22, 2022	Nov. 19, 2021 USD ($) $ / shares shares	Jun. 29, 2018 USD ($)	Dec. 31, 2025 USD ($) shares $ / shares	Dec. 31, 2025 USD ($) shares $ / shares $ / shares	Dec. 31, 2024	Nov. 30, 2021 $ / shares shares	Dec. 31, 2025 USD ($) shares $ / shares	Dec. 31, 2025 USD ($) shares $ / shares $ / shares	Dec. 31, 2024 USD ($)	Jun. 30, 2025 USD ($) $ / shares $ / shares	Jun. 30, 2025 USD ($) $ / shares	Dec. 31, 2025 AUD ($) shares $ / shares	Jun. 30, 2025 $ / shares	Dec. 01, 2024 USD ($)	Jan. 05, 2024 $ / shares shares	Jan. 04, 2024	Jul. 08, 2022
Disclosure Of Financial Instruments [Line Items]
Proceeds from borrowings											$ 71,039		$ 0
Repayment of borrowings											$ 69,338		2,608
Share price (in USD/AUD per share) | $ / shares		$ 3.20						$ 3.20
Warrant exercise term							5 years				5 years
Borrowings							$ 126,870	$ 126,870			$ 126,870	$ 126,870		$ 121,894	$ 121,894
Gross debt - fixed interest rates
Disclosure Of Financial Instruments [Line Items]
Borrowings							$ 135,144	$ 135,144			$ 135,144	$ 135,144		$ 128,157	$ 128,157
Key management personnel of entity or parent
Disclosure Of Financial Instruments [Line Items]
Number of warrants granted to purchase shares (in shares) | shares							1,600,000	1,600,000			1,600,000	1,600,000				1,600,000
Share price (in USD/AUD per share) | $ / shares								$ 2.52
American Depositary Shares
Disclosure Of Financial Instruments [Line Items]
Percentage of premium for volume-weighted average price	15.00%						15.00%
Warrants
Disclosure Of Financial Instruments [Line Items]
Fair value of warrants issued							$ 4,000	$ 4,000			$ 4,000	$ 4,000				$ 5.9
Number of warrants granted to purchase american depositary shares (in shares) | shares							884,838	884,838			884,838	884,838				884,838
Share price (in USD/AUD per share) | $ / shares											$ 18.04				$ 10.89
Exercise price (in dollars per share) | $ / shares							$ 14.36	$ 14.36			$ 14.36	$ 14.36		$ 14.36	$ 14.36
Credit line facility
Disclosure Of Financial Instruments [Line Items]
Depository receipt ratio (in shares)	10	10					10	10			10	10				10
Borrowings - Oaktree
Disclosure Of Financial Instruments [Line Items]
Percentage of premium for volume-weighted average price				15.00%	15.00%
Borrowings					$ 60,000
Issuance warrants exercised period			7 years		7 years
Remeasurement of borrowing arrangements within finance gains (loss)											$ 1,500		100
Borrowings - Oaktree | November 2021 warrants
Disclosure Of Financial Instruments [Line Items]
Number of warrants issued to purchase american depositary shares (in shares) | shares																			884,838
Borrowings - Oaktree | Tranche one
Disclosure Of Financial Instruments [Line Items]
Borrowings					$ 60,000
Borrowings - Oaktree | American Depositary Shares
Disclosure Of Financial Instruments [Line Items]
Exercise price (in dollars per share) | $ / shares					$ 7.26
Borrowings - Oaktree | American Depositary Shares | November 2021 warrants
Disclosure Of Financial Instruments [Line Items]
Number of warrants granted to purchase american depositary shares (in shares) | shares					1,769,669
Exercise price (in dollars per share) | $ / shares					$ 7.26					$ 7.26									$ 14.36
Number of warrants issued to purchase american depositary shares (in shares) | shares										1,769,669
Borrowings - Oaktree | Refinancing and expansion of senior debt facility
Disclosure Of Financial Instruments [Line Items]
Depository receipt ratio (in shares)																			10	5
Borrowings - NovaQuest
Disclosure Of Financial Instruments [Line Items]
Amortization period						4 years
Remeasurement of borrowing arrangements within finance gains (loss)											300		$ (100)
Borrowings - NovaQuest | Gross debt - fixed interest rates
Disclosure Of Financial Instruments [Line Items]
Borrowings term						8 years
Borrowings, interest rate						15.00%
Borrowings, interest only period						4 years
Amortization period																					4 years
Sales percentage against payment cap amount																					25.00%
Interest paid											2,200
Reduction in prepayment amount	$ 25,000
Borrowings - NovaQuest | Tranche one | Gross debt - fixed interest rates
Disclosure Of Financial Instruments [Line Items]
Borrowings						$ 30,000
Credit line facility
Disclosure Of Financial Instruments [Line Items]
Maximum borrowing facility	$ 125,000	$ 125,000					$ 125,000	$ 125,000			125,000	$ 125,000
Borrowings term	5 years						5 years
Proceeds from borrowings	$ 75,000						$ 75,000
Available borrowing capacity							$ 50,000	$ 50,000			$ 50,000	$ 50,000
Borrowings, interest rate							8.00%	8.00%			8.00%	8.00%				8.00%
Credit line facility | Tranche one
Disclosure Of Financial Instruments [Line Items]
Minimum unrestricted cash balance							$ 15,000	$ 15,000			$ 15,000	$ 15,000
Credit line facility | Tranche two
Disclosure Of Financial Instruments [Line Items]
Minimum unrestricted cash balance							$ 25,000	$ 25,000			$ 25,000	$ 25,000
Credit line facility | American Depositary Shares
Disclosure Of Financial Instruments [Line Items]
Number of warrants granted to purchase american depositary shares (in shares) | shares	322,576	322,576					322,576	322,576			322,576	322,576				322,576
Credit line facility | Warrants
Disclosure Of Financial Instruments [Line Items]
Number of warrants granted to purchase shares (in shares) | shares	3,225,756	3,225,756					3,225,756	3,225,756			3,225,756	3,225,756				3,225,756
Number of warrants granted to purchase american depositary shares (in shares) | shares	3,225,756	3,225,756					3,225,756	3,225,756			3,225,756	3,225,756				3,225,756
Share price (in USD/AUD per share) | $ / shares												$ 2.72		$ 2.80
Exercise price (in dollars per share) | $ / shares																$ 3.20	$ 3.20
Senior debt facility | Borrowings - Oaktree
Disclosure Of Financial Instruments [Line Items]
Borrowings term										5 years
Repayment of borrowings							$ 41,700
Borrowings, interest rate										9.75%
Borrowings, interest only period									3 years	3 years
Principal balance amortization percentage									5.00%	5.00%
Amortization period										2 years
Unpaid interest portion per annum										1.75%
Borrowings																		$ 52,200
Senior debt facility | Borrowings - Oaktree | Quarterly payments
Disclosure Of Financial Instruments [Line Items]
Borrowings, interest rate										8.00%
Senior debt facility | Borrowings - Oaktree | Tranche one
Disclosure Of Financial Instruments [Line Items]
Borrowings, interest rate										9.75%
Loan and security agreement | Borrowings - NovaQuest
Disclosure Of Financial Instruments [Line Items]
Repayment of borrowings	$ 25,000						$ 25,000